BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Basis Of Presentation And Going Concern Details Narrative
Cumulative Net Losses	$ 11,405,190	$ 6,498,035